Related party transactions - Schedule of Outstanding Balances of Remunerations of the Directors (Detail) - Directors [Member] - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Outstanding balances	$ 469,761	$ 85,386	$ 0
Accounts Payable and Accrued Liabilities [Member]
Disclosure of transactions between related parties [line items]
Outstanding balances	316,465	85,386	0
Restricted Share Units [member]
Disclosure of transactions between related parties [line items]
Outstanding balances	$ 153,296	$ 0	$ 0